Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation Committee typically grants annual equity awards to our executive officers in November of each year. The approximate dates for these awards are typically known more than a year in advance on a fairly consistent cadence year over year. While the 2021 Plan permits grants of stock options and stock appreciation rights, among other awards, we have not awarded stock options or stock appreciation rights to our executive officers since 2021.

The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).

As a result, in all cases, the timing of grants of equity awards occurs independently of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation Committee typically grants annual equity awards to our executive officers in November of each year. The approximate dates for these awards are typically known more than a year in advance on a fairly consistent cadence year over year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the timing of grants of equity awards occurs independently of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false